Derivatives and Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Book Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 257,868	$ 171,096
Restricted cash	24,704	6,399
Accounts receivable, net	85,721	101,386
Investments in available for sale securities	559	82,904
Forward Freight Agreements, net	1,275	1,279
Loan receivable from affiliated company	35,000	40,000
Due from affiliated companies long term	57,701
Accounts payable	(63,921)	(52,113)
Capital lease obligations, including current portion	(25,112)	(31,221)
Senior and ship mortgage notes, net of discount	(1,034,141)	(945,538)
Long term debt, including current portion	(324,071)	(508,019)
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	257,868	171,096
Restricted cash	24,704	6,399
Accounts receivable, net	85,721	101,386
Investments in available for sale securities	559	82,904
Forward Freight Agreements, net	1,275	1,279
Loan receivable from affiliated company	35,000	40,000
Due from affiliated companies long term	57,701
Accounts payable	(63,921)	(52,113)
Capital lease obligations, including current portion	(25,112)	(31,221)
Senior and ship mortgage notes, net of discount	(973,940)	(841,500)
Long term debt, including current portion	$ (324,071)	$ (508,019)